Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following (in thousand):

	December 31,	December 31,
	2025	2024
Current provision:
Federal	-	-
State	16	-
Foreign	(21)	(42)
Total current provision	(4)	42
Deferred:
Federal		-
State		-
Foreign	1	11
Total deferred provision	1	11
Total provision for income taxes	(3)	$(31)

Schedule of Deferred Income Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below (in thousands):

	2025	2024
Deferred tax assets:
U.S. federal and state net operating loss carry forwards	4,961	3,608
Research and development Tax Credits	60
Allowance for credit losses	34	232
Research and development	1,148	1,305
Amortization		-
Accrued expenses and other current liabilities	1,132	740
Stock-based compensation	74	273
Operating lease liability	105	119
Total deferred tax assets	7,514	6,277
Deferred tax liabilities:
Amortization	(60)	(54)
Property and equipment, net	(14)	(13)
Uncertain Tax Positions
Operating lease right-of-use assets	(93)	(109)
Total deferred tax liabilities	(167)	(176)
Valuation allowance	(7,336)	(6,091)
Net deferred tax assets after valuation allowance	11	10

Schedule of Income Tax Rate Reconciliation
	2025
	Amount	Percentage
U.S. federal statutory tax rate	(195)	21.00%
Foreign tax effects
Nepal
Statutory tax rate difference between Nepal and United states	(4)	0.38%
Other	14	(1.51)%
Canada
Statutory tax rate difference between Canada and United States	44	(4.73)%
Changes in valuation allowances	110	(11.83)%
Tax credits	(19)	2.01%
Changes in valuation allowances	824	(88.96%)
Nontaxable or nondeductible items
Change in fair value	(1,147)	123.83%
Stock-based compensation	(26)	2.81%
Loss on extinguishment of debt	82	(8.86)%
162(m) Limitation	88	(9.48)%
Other	58	(6.23)%
Changes in unrecognized tax benefits	4	(0.41)%
Other adjustments
Stock-based compensation–related deferred tax asset adjustments	139	(15.04)%
Prior year true ups	31	(3.31)%
Provision for Income tax	3	(0.35)%

The reconciliation of taxes at the federal statutory rate to the provision for (benefit from) income taxes for the year ended December 31, 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows (in thousands):

	2024
	Amount	Percentage
Loss before income taxes	(15,352)
Federal tax at statutory rate	(3,224)	21.00%
Foreign rate differential	20	(0.13)%
State taxes, net of federal benefit	(357)	2.33%
Permanent differences	132	(0.86)%
Change in fair value	1,282	(8.35)%
Stock based compensation	450	(2,93)
Tax Credits	(62)	0.40%
Others	(43)	0.28%
Change in valuation allowance	1,834	(11.94)
Provision for Income Tax	31	(0.20)

Schedule of Unrecognized Tax Benefits
	December 31,	December 31,
	2025	2024
Beginning Balance	$22	$22
Change related to prior year provisions	(6)
Change related to current year provisions	5
Ending balance	$21	$22